Trade and other receivables and deposits, net	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Trade and other receivables and deposits, net

12.	Trade and other receivables and deposits, net

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Trade receivables	328,161	184,206
Less: allowance for expected credit losses	(10,850)	(8,392)

Total trade receivables	317,311	175,814

Other receivables and deposits
Prepayments	164,643	83,562
Deposits	5,565	5,533

Total other receivables and deposits	170,208	89,095

Total trade and other receivables and deposits	487,519	264,909

The movement in allowance for expected credit losses of receivables computed based on lifetime and 12-month ECL was as follows:

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Balance at beginning of the period	8,392	4,357
Provision for expected credit losses	20,177	5,166
Amounts written off during the period/year	(17,719)	(1,131)

Balance at end of the period	10,850	8,392

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)

12.	Trade and other receivables and deposits (continued)

Ageing Receivables

For trade receivables, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime expected credit loss. The Group determines the allowance for expected credit loss by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

In determining the expected credit loss for each category of trade receivables and contract assets, historical default rates and the past due status of these receivables, the Company’s methodology is consistent with IFRS 9. When evaluating the historical past due status, the Company considers the time value of money impact on the number of days of delay in payment in the calculation of expected credit loss allowance. If there is any evidence that the debts are credit-impaired, the Company adjusts the default rate to 100% in the calculation of expected credit loss allowance.

The following table provides information on the exposure to credit risk for trade receivables and contract assets which are assessed based on the provision matrix as at June 30, 2026, within lifetime expected credit loss (not credit impaired). No balance was assessed as credit-impaired debtors as at June 30, 2026. For the expected credit loss for the remaining trade receivables that are not considered as credit-impaired as at June 30, 2026, in the opinion of the directors of the Company, allowance for expected credit loss of S$10,850 (2025: $8,392) was provided for these balances. All the remaining trade receivables and contract assets balances were subsequently settled.

	Expected loss rate %	Gross carrying amount S$	Loss allowance S$
June 30, 2026
Current (not past due)	0%	1,566	-
1-30 days past due	0%	248,925	-
31-60 days past due	0%	39,765	-
61-90 days past due	0%	20,641	-
More than 90 days past due	63%	17,264	10,850

		328,161	10,850

	Expected loss rate %	Gross carrying amount S$	Loss allowance S$
December 31, 2025
Current (not past due)	0%	145,483	-
1-30 days past due	0%	12,384	-
31-60 days past due	0%	3,052	-
More than 90 days past due	36%	23,287	8,392

		184,206	8,392

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)